Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of capitalized interest	$ 297	$ 301	$ 347
Cash (paid) received, net for income taxes	$ 5	$ 4	$ 4